Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Intangible Assets Net Abstract
Land use right, cost	$ 910,808	$ 879,886
Customer relationship(Note 14)	8,822,973
Trademark	11,027
Software, cost	1,127,710	1,084,858
Total	10,872,518	1,964,744
Less: accumulated amortization	(771,113)	(132,645)
Intangible assets, net	$ 10,101,405	$ 1,832,099